Loans Receivable Held for Investment, Credit Quality Indicators (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	$ 365,008	$ 401,029	$ 358,485
Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	359,639	396,054	352,291
Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	2,158	822	672
Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	35
Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	3,211	4,153	5,487
Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Single Family [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	54,134	73,112
Real Estate [Member] | Single Family [Member] | Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	54,127	73,094
Real Estate [Member] | Single Family [Member] | Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0
Real Estate [Member] | Single Family [Member] | Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0
Real Estate [Member] | Single Family [Member] | Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	7	18
Real Estate [Member] | Single Family [Member] | Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0
Real Estate [Member] | Single Family [Member] | Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0
Real Estate [Member] | Multi-Family [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	271,375	289,043
Real Estate [Member] | Multi-Family [Member] | Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	271,008	288,251
Real Estate [Member] | Multi-Family [Member] | Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	411
Real Estate [Member] | Multi-Family [Member] | Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0
Real Estate [Member] | Multi-Family [Member] | Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	367	381
Real Estate [Member] | Multi-Family [Member] | Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0
Real Estate [Member] | Multi-Family [Member] | Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0
Real Estate [Member] | Commercial Real Estate [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	20,086	14,818	5,800
Real Estate [Member] | Commercial Real Estate [Member] | Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	18,590	14,818	5,800
Real Estate [Member] | Commercial Real Estate [Member] | Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	1,496	0	0
Real Estate [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Commercial Real Estate [Member] | Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Commercial Real Estate [Member] | Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Commercial Real Estate [Member] | Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Church [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	17,431	20,648	25,096
Real Estate [Member] | Church [Member] | Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	13,982	16,546	19,678
Real Estate [Member] | Church [Member] | Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	662	411	672
Real Estate [Member] | Church [Member] | Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Church [Member] | Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	2,787	3,691	4,746
Real Estate [Member] | Church [Member] | Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Church [Member] | Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Construction [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	1,672	3,125	1,872
Real Estate [Member] | Construction [Member] | Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	1,672	3,125	1,872
Real Estate [Member] | Construction [Member] | Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Construction [Member] | Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Construction [Member] | Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Construction [Member] | Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Real Estate [Member] | Construction [Member] | Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Commercial - Other [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	302	262	226
Commercial - Other [Member] | Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	252	199	162
Commercial - Other [Member] | Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Commercial - Other [Member] | Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Commercial - Other [Member] | Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	50	63	64
Commercial - Other [Member] | Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Commercial - Other [Member] | Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Consumer [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	8	21	5
Consumer [Member] | Pass [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	8	21	5
Consumer [Member] | Watch [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Consumer [Member] | Special Mention [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Consumer [Member] | Substandard [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Consumer [Member] | Doubtful [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	0	0	0
Consumer [Member] | Loss [Member]
Risk Grade Category of Loans by Loan Type [Abstract]
Loans receivable	$ 0	$ 0	$ 0